Item 1. Report to Shareholders

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Retirement 2025 Fund
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Certified Annual Report

Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Period Ended 5/31/04                                                    2/27/04
--------------------------------------------------------------------------------

Retirement 2025 Fund                                                      -1.50%

Dow Jones 80% Global Portfolio Index                                      -2.01

Combined Index Portfolio*                                                 -1.67

Combined Index Portfolio - Original**                                     -1.78

* An unmanaged portfolio composed of 84.5% stocks (14.5% S&P 500 Stock Index, 20% Russell 1000 Growth Index, 20% Russell 1000 Value Index, 4% Russell Midcap Growth Index, 4% Russell Midcap Value Index, 8% Russell 2000 Index, 14% MSCI EAFE Index) and 15.5% bonds (8.5% Lehman Brothers U.S. Aggregate Index, 7% CS First Boston High Yield Index).

** An unmanaged portfolio composed of 84.5% stocks (34.5% S&P 500 Stock Index, 20% Russell 1000 Value Index, 4% Russell Midcap Growth Index, 4% Russell Midcap Value Index, 8% Russell 2000 Index, 14% MSCI EAFE Index) and 15.5% bonds (8.5% Lehman Brothers U.S. Aggregate Index, 7% CS First Boston High Yield Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Retirement 2025 Fund
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Certified Annual Report

Dear Shareholder,

Welcome to the Retirement 2025 Fund. Your fund returned -1.50% for the three months ended May 31, 2004, following its inception on February 27, 2004. As shown on the preceding page, the fund outperformed its combined index portfolio and Dow Jones benchmarks. Fund returns reflect the weak stock and bond market environments as interest rates rose and the correction in stocks following strong equity results in 2003.

With this report, we are introducing a slightly revised blended benchmark for the fund. The new benchmark, called Combined Index Portfolio on the preceding page, uses the Russell 1000 Growth Index to track the performance of the underlying Growth Stock Fund. For comparison purposes, we are also providing returns for the previous benchmark (Combined Index Portfolio - Original), which used the S&P 500 Stock Index as the Growth Stock Fund's benchmark. We believe the Russell 1000 Growth Index, which tracks those stocks in the large-cap Russell 1000 with higher price-to-book ratios and higher forecasted growth rates, is more appropriate for the Growth Stock Fund than the S&P 500, which tracks both growth and value large-caps.

As you know, the Retirement 2025 Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio consisting of about 85% stocks and 15% bonds, with an increasing allocation to bonds over time. About 30 years after its designated retirement year, the fund will reach and maintain an allocation of about 20% to stocks. The fund implements its strategy by investing in a set of underlying
T. Rowe Price mutual funds. This fund may be appropriate for individuals who are planning to retire around 2025 and prefer a diversified approach to retirement investing.

The Interest Rate Levels chart reflects the pattern of bond yields over the past year. For the three months since the fund's inception, bond yields are significantly higher, which hampered most fixed-income securities during the period. (Bond prices and yields move in opposite directions.)

[Graph Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------

                               10-Year              5-Year               90-Day
                              Treasury            Treasury             Treasury
                                  Note                Note                 Bill

5/31/03                           3.37%               2.29%                1.1%

                                  3.51                2.41                 0.85

                                  4.41                3.22                 0.94

8/03                              4.46                3.46                 0.97

                                  3.94                2.83                 0.94

                                  4.29                3.24                 0.95

11/03                             4.33                3.35                 0.93

                                  4.25                3.25                 0.92

                                  4.13                3.14                 0.91

2/04                              3.97                2.94                 0.94

                                  3.84                2.78                 0.94

                                  4.51                3.62                 0.96

5/31/04                           4.65                3.79                 1.06


The Major Index Returns table shows how various asset classes performed over the course of the three months. Large-cap stocks as represented by the S&P 500 declined 1.72%, while the Russell 2000 small-cap stocks fell 2.69%. International stocks (MSCI EAFE Index) held up somewhat better. Investment-grade bonds (as measured by the Lehman Brothers U.S. Aggregate Index) declined 2.26%, while high-yield bonds fell 1.06%.

Major Index Returns
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Period Ended 5/31/04                                                    2/27/04
--------------------------------------------------------------------------------

S&P 500 Stock Index                                                       -1.72%

Russell 2000 Index                                                        -2.69

MSCI EAFE Index                                                           -1.16

Lehman Brothers U.S. Aggregate Index                                      -2.26

CS First Boston High Yield Index                                          -1.06

The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2004, and the returns of each underlying fund for the three-month period. As you can see, fund assets were invested at about their target allocations.

Portfolio Holdings
--------------------------------------------------------------------------------

                               Target               Actual              Returns
                           Allocation           Allocation                 from
                                   at                as of              2/27/04
Fund Name                     5/31/04              5/31/04           to 5/31/04
--------------------------------------------------------------------------------

New Income                        7.0                  7.0                -2.17

High Yield                        5.5                  5.3                -1.17

Equity Index 500                 14.5                 14.4                -1.81

Mid-Cap Growth                    4.0                  4.1                 0.79

Mid-Cap Value                     4.0                  4.1                -1.34

Small-Cap Stock                   8.0                  8.0                -0.86

International Growth
& Income                          7.0                  7.0                -1.31

International Stock               7.0                  7.0                -3.19

Growth Stock                     21.5                 21.6                -1.60

Value                            21.5                 21.5                -1.92


We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 21, 2004

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout the period
--------------------------------------------------------------------------------


                                                                      2/27/04
                                                                      Through
                                                                      5/31/04

NET ASSET VALUE
Beginning of period                                      $              10.00

Investment activities
  Net investment income (loss)                                           0.01

  Net realized and unrealized gain (loss)                               (0.16)**

  Total from investment activities                                      (0.15)

NET ASSET VALUE
End of period                                            $               9.85
                                                         ----------------------

Ratios!!

Total return^                                                           (1.50)%

Ratio of total expenses
to average net assets                                                     0.00%!

Ratio of net investment income
(loss) to average net assets                                              0.74%!

Portfolio turnover rate                                                    3.4%!

Supplemental Data

Weighted average expense ratio
of underlying Price funds *                                               0.82%!

Effective expense ratio                                                   0.82%!

Net assets, end of period
(in thousands)                                             $             39,894


!! Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004


Portfolio of                 Percent of
Investments (1)              Net Assets             Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price
Growth Stock Fund                 21.6%            349,778                8,601

T. Rowe Price
Value Fund                        21.5             420,893                8,582

T. Rowe Price
Equity Index 500 Fund             14.4             190,894                5,775

T. Rowe Price
Small-Cap Stock Fund               8.0             110,942                3,200

T. Rowe Price
International Growth
& Income Fund                      7.0             264,636                2,797

T. Rowe Price
International Stock Fund           7.0             240,374                2,774

T. Rowe Price
New Income Fund                    7.0             311,414                2,762

T. Rowe Price
High Yield Fund                    5.3             311,906                2,133

T. Rowe Price
Mid-Cap Growth Fund *              4.1              36,528                1,641

T. Rowe Price
Mid-Cap Value Fund                 4.1              76,552                1,629

Total Investments

100.0% of Net Assets
(Cost $39,713)                                             $             39,894
                                                           --------------------

(1)  Denominated in U.S. dollar unless otherwise noted

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities,
at value (cost $39,713)                                    $             39,894

Other assets                                                                259

Total assets                                                             40,153

Liabilities

Total liabilities                                                           259

NET ASSETS                                                 $             39,894
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 27

Net unrealized gain (loss)                                                  181

Paid-in-capital applicable to 4,049,022 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       39,686

NET ASSETS                                                 $             39,894
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               9.85
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                        2/27/04
                                                                        Through
                                                                        5/31/04
Investment Income (Loss)

Income
  Income distributions
  from underlying Price funds                              $                 27

Expenses
  Custody and accounting                                                      8

  Legal and audit                                                             8

  Shareholder servicing                                                       2

  Registration                                                                2

  Directors                                                                   1

  Total expenses                                                             21

  Expenses reimbursed
  by underlying Price funds                                                 (21)

  Net expenses                                                                -

Net investment income (loss)                                                 27

Realized and Unrealized Gain (Loss)

Change in net unrealized gain
(loss) on securities                                                        181

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $                208
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                                        2/27/04
                                                                        Through
                                                                        5/31/04

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                             $                 27

  Change in net unrealized gain (loss)                                      181

  Increase (decrease) in net
  assets from operations                                                    208

Capital share transactions *

  Shares sold                                                            40,850

  Shares redeemed                                                        (1,164)

  Increase (decrease) in
  net assets from capital
  share transactions                                                     39,686

Net Assets

Increase (decrease)
during period                                                            39,894

Beginning of period                                                           -

End of period                                              $             39,894
                                                           --------------------

(Including undistributed
net investment income
of $27 at 5/31/04)

*Share information

  Shares sold                                                             4,169

  Shares redeemed                                                          (120)

  Increase (decrease) in
  shares outstanding                                                      4,049


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004


Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) and commenced operations on February 27, 2004. The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a combination of T. Rowe Price mutual funds (underlying Price funds) representing different types of stocks and bonds, with an increasing allocation to bonds over time. The fund's allocation to stocks will remain fixed at 20% approximately 30 years after the year 2025.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to the fund's shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases and sales of the underlying Price funds during the year ended May 31, 2004, aggregated $39,881,000 and $195,000, respectively.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended May 31, 2004. At May 31, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $            254,000

Unrealized depreciation                                                 (73,000)

Net unrealized appreciation (depreciation)                              181,000

Undistributed ordinary income                                            27,000

Paid-in capital                                                      39,686,000

Net assets                                                 $         39,894,000
                                                           --------------------

At May 31, 2004, the cost of investments for federal income tax purposes was $39,713,000.

NOTE 4 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the Retirement Income Fund and domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing agent, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund are reimbursed by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the fund operates at a zero expense ratio. However, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At May 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and Shareholders of T. Rowe Price Retirement 2025 Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Retirement 2025 Fund (one of the portfolios comprising T. Rowe Price Retirement Funds, Inc., hereafter referred to as the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2004 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $2,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $2,000 of the fund's income qualifies for the dividends-received deduction.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Retirement 2025 Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Retirement 2025 Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
2002
Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
2002
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
2002
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver
(1934)
2002
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
2002
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust and The Rouse Company, real estate developers

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(1953)
2002
[43]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(1943)
2002
[111]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Director, The Nasdaq Stock Market, Inc.; Chairman of the Board, Retirement Funds


* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Brian W.H. Berghuis, CFA (1958)
Vice President, Retirement Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen W. Boesel (1944)
Executive Vice President, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephen V. Booth, CPA (1961)
Vice President, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (1960)
Treasurer, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Jerome A. Clark, CFA (1961)
Vice President, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Roger L. Fiery III, CPA (1959)
Vice President, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Gregory S. Golczewski (1966)
Vice President, Retirement Funds
Vice President, T. Rowe Price and T. Rowe Price Trust Company

Henry H. Hopkins (1942)
Vice President, Retirement Funds
Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1953)
Secretary, Retirement Funds
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Gregory A. McCrickard, CFA (1958)
Vice President, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

George A. Murnaghan (1956)
Vice President, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Edmund M. Notzon III, PhD, CFA (1945)
President, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Larry J. Puglia, CFA, CPA (1960)
Vice President, Retirement Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (1955)
Vice President, Retirement Funds
Chief Investment Officer, Director, and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

Mark J. Vaselkiv (1958)
Vice President, Retirement Funds
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

David J.L. Warren (1957)
Vice President, Retirement Funds
Director and Vice President, T. Rowe Price;Vice President, T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and Vice President, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Richard T. Whitney, CFA (1958)
Vice President, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (1959)
Vice President, Retirement Funds
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $5,186                    --
     Audit-Related Fees                          --                    --
     Tax Fees                                 1,314                    --
     All Other Fees                              --                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004